Long-Term Debt and Other Financial Liabilities	6 Months Ended
Jun. 30, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
7.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	June 30, 2024	December 31, 2023
Long-term debt and other financial liabilities	62,206	65,842
Less: Deferred financing costs	(1,398)	(1,308)
Total	60,808	64,534
Less - current portion	(18,588)	(8,691)
Long-term portion	42,220	55,843

Details of the Company’s secured credit and other financial liabilities are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report on Form 20-F filed with the SEC on April 2, 2024, and are supplemented by the below new activities within the period.

Senior long-term debt

Loan Facilities repaid during the six-month period ended June 30, 2024

August 2022 EnTrust Facility

On March 27, 2024, the Company refinanced the facility’s outstanding amount of $13,000 using proceeds from the Village Seven Sale and Leaseback and all obligations under the August 2022 EnTrust Facility were irrevocably and unconditionally discharged pursuant to the deed of release dated March 27, 2024.

Other Financial Liabilities - Sale and Leaseback Transactions

New Sale and Leaseback Activities during the six-month period ended June 30, 2024

Village Seven Sale and Leaseback

On February 22, 2024, the Company entered into a $13,800 sale and leaseback agreement to refinance the August 2022 EnTrust Facility, secured by the Exelixsea. On March 27, 2024, the vessel was sold and chartered back on a bareboat basis for a period of four years while the Company has the option to extend the charter period for a further two-year period. The charterhire principal amortizes in forty-eight consecutive monthly installments of approximately $192 each and a purchase option of $4,738, bearing an interest rate of 3-month term SOFR plus 2.65% per annum. The outstanding charterhire principal, at the optional period, amortizes through twenty-four consecutive monthly installments of $192, while at the end of the bareboat period, the ownership of the vessel will be transferred to the Company for a nominal consideration. The Company has continuous options to repurchase the vessel at predetermined prices, following the second anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. As of June 30, 2024, the amount outstanding under the Village Seven Sale and Leaseback was $13,033.

As of June 30, 2024, the Company was in compliance with all covenants relating to its financial liabilities as at that date.

As of June 30, 2024, six of the Company’s vessels (including the vessel held for sale), having a net carrying value of $101,124, were financed through sale and leaseback agreements. As customary in leaseback agreements, the title of ownership is held by the registered owners.

The annual principal payments required to be made after June 30, 2024 for all other financial liabilities, are as follows:

Twelve-month periods ending June 30,	Amount
2025	19,258
2026	8,470
2027	20,970
2028	9,675
Thereafter	3,833
Total	62,206